Subsequent Events	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Subsequent Events

NOTE 9 – SUBSEQUENT EVENT – MERGER

On July 16, 2021, subsequent to the fiscal quarter ended June 30, 2021, the fiscal quarter to which this Quarterly Report on Form 10-Q relates, we consummated the business combination, or the Business Combination, contemplated by the Agreement and Plan of Merger, dated March 5, 2021, with NHIC Sub Inc. (“Merger Sub”), a wholly-owned subsidiary of the Company a special purpose acquisition company, which is our predecessor, and Evolv Technologies, Inc. dba Evolv Technology, Inc. (“Legacy Evolv”), as amended by that certain First Amendment to Agreement and Plan of Merger dated June 5, 2021 by and among the Company, Merger Sub and Legacy Evolv (the “Amendment” and as amended, the “Merger Agreement”). Pursuant to the Merger Agreement, Merger Sub was merged with and into Legacy Evolv, with Legacy Evolv surviving the merger as a wholly owned subsidiary of the Company (the “Business Combination”). Upon the closing of the Business Combination, the Company changed its name to Evolv Technologies Holdings, Inc. and the officers of NewHold Investments Corp resigned and the officers of Evolv became the officers of the Company. Evolv is engaged in the business of providing artificial intelligence touchless security screening. Evolv is based in Waltham, Massachusetts.

Holders of 8,755,987 shares of the Company Class A common stock sold in its initial public offering properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from Comapny public offering, calculated as of two business days prior to the consummation of the Business Combination, which was approximately $10.00 per share, or $87,564,196.77 in the aggregate. As a result of the Business Combination, each share of Legacy Evolv preferred stock and common stock was converted into the right to receive approximately 0.378 shares of Evolv Technologies Holdings, Inc’s Class A common stock. Additionally, the 4,312,500 shares of Company Class B common stock held by NewHold Industrial Technology Holdings LLC, automatically converted to 4,312,500 shares of Evolv Technologies Holdings, Inc’s Class A common stock.

Cash proceeds of the Business Combination were funded through a combination of Company cash held in trust, net of redemptions, and $300.0 million in aggregate gross proceeds to Evolv from the Private Investment in Public Equity (“PIPE”).

NOTE 9 — SUBSEQUENT EVENT — MERGER AGREEMENT AND RELATED ITEMS

Management has evaluated subsequent events occurring after the date of the financial statements but before the financial statements were available to be issued on May 14, 2021 to determine if there were any such events or transactions that require potential adjustment to or disclosure in the financial statements. The Company has concluded that all such events that would require adjustment or disclosure have been recognized or disclosed.

Merger Agreement

On March 5, 2021, NewHold Investment Corp., (“NewHold”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among NewHold, NHIC Sub Inc., a Delaware corporation and a wholly owned subsidiary of NewHold (“Merger Sub”), and Evolv Technologies, Inc. dba Evolv Technology, Inc., a Delaware corporation (“Evolv”). The Merger Agreement was subsequently amended on June 5, 2021. Pursuant to the terms of the Merger Agreement, a business combination between NewHold and Evolv has been effected through the merger of Merger Sub with and into Evolv, with Evolv surviving the merger as a wholly owned subsidiary of NewHold (the “Merger”). The Board of Directors of NewHold (the “Board”) has unanimously (i) approved and declared advisable the Merger Agreement, the Merger and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related matters by the stockholders of NewHold.

Evolv is engaged in the business of providing artificial intelligence touchless security screening. Evolv is based in Waltham, Massachusetts.

More complete information about the Merger Agreement and related Support Agreement, Amended and Restated Insider Letter Agreement, form of Subscription Agreement and Stockholder Agreement are filed with the Current Report on Form 8-K filed on March 8, 2021.

Evolv Technologies Holdings, Inc.
Subsequent Events

18. Subsequent Events

The Company evaluated subsequent events through August 16, 2021, the date on which these consolidated financial statements were issued.

Close of Merger Agreement

On July 15, 2021, NHIC held a special meeting of stockholders (the “Special Meeting”), at which the NHIC stockholders considered and adopted, among other matters, a proposal to approve the Business Combination, including (a) adopting the Amended Merger Agreement and (b) approving the other transactions and matters contemplated by the Merger Agreement and related agreements as described in the Proxy Statement/Prospectus.

Pursuant to the terms and subject to the conditions set forth in the Amended Merger Agreement, following the Special Meeting, on July 16, 2021 (the “Closing Date”), the Transactions were consummated (the “Closing”).

In connection with the Closing, NHIC changed its name from NewHold Investment Corp. to Evolv Technologies Holdings, Inc.

Holders of 8,755,987 shares of NHIC’s Class A common stock sold in its initial public offering (the “public shares”) properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from NHIC’s initial public offering, calculated as of two business days prior to the consummation of the Business Combination, which was approximately $10.00 per share, or $87.6 million in the aggregate.

As a result of the Business Combination, each share of Legacy Evolv preferred stock and common stock was converted into the right to receive approximately 0.378 shares of the NHIC’s Class A common stock. Additionally, the 4,312,500 shares of NHIC Class B common stock held by NewHold Industrial Technology Holdings LLC (the “Sponsor”), automatically converted to 4,312,500 shares of the NHIC’s Class A common stock.

Pursuant to subscription agreements entered into in connection with the Merger Agreement (collectively, the “Subscription Agreements”), certain investors agreed to subscribe for an aggregate of 30,000,000 newly-issued shares of Class A common stock at a purchase price of $10.00 per share for an aggregate purchase price of $300 million (the “PIPE Investment”). At the Closing, Evolv consummated the PIPE Investment.

After giving effect to the Business Combination, the redemption of public shares as described above, and the consummation of the PIPE Investment, at the closing there were 142,260,102 shares of the NHIC’s Class A common stock issued and outstanding.

As noted above, an aggregate of $87.6 million was paid from NHIC’s trust account to holders that properly exercised their right to have public shares redeemed, and the remaining balance immediately prior to the Closing of approximately $85.0 million remained in the trust account. The remaining amount in the trust account was used to fund the “Business Combination”.

17.     Subsequent Events

For its consolidated financial statements as of December 31, 2020 and for the year then ended, the Company evaluated subsequent events through April 2, 2021, the date on which those financial statements were issued.

2021 Convertible Notes

On January 21, 2021, the Company entered into a Convertible Note Purchase Agreement (the “2021 Convertible Notes”) with various investors for gross proceeds of $30.0 million with a stated interest rate of 8.0% per annum. The 2021 Convertible Notes provided a conversion option whereby upon the closing of a Qualified Financing event, in which the aggregate gross proceeds totaled at least $100.0 million, the notes would automatically convert into shares of the same class and series of capital stock of the Company issued to other investors in the financing at a conversion price equal to 80% of the price per share paid by the other investors.

Issuance of Common Stock Warrant

The Company issued a warrant to a service provider for the purchase of 6,756,653 shares of common stock at an exercise price of $0.16 per share. The warrants are not exercisable upon grant and become exercisable upon meeting certain performance-based milestone vesting conditions.

Entrance into Merger Agreement

On March 5, 2021, the Company entered into an agreement and plan of merger with NHIC and Merger Sub (see note 1). Pursuant to the terms of the Merger Agreement, a business combination between NHIC and the Company will be effected through the merger of Merger Sub with and into the Company, with the Company surviving the merger as a wholly owned subsidiary of NHIC (the “Merger”). The Board of Directors of NHIC has unanimously (i) approved and declared advisable the Merger Agreement, the Merger and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related matters by the stockholders of NHIC.

Immediately prior to the effective time of the Merger (the “Effective Time”) and subject to the consent of the holders of the Company’s preferred stock, each issued and outstanding share of the Company’s preferred stock shall be converted into shares of the common stock, at the then-applicable conversion rates. Additionally, each issued and outstanding convertible promissory note of the Company will be automatically converted into shares of common stock in accordance with the then-applicable conversion rates. The Company shall cause each outstanding warrant to purchase shares of capital stock to be exercised in full on a cash or cashless basis or terminated without exercise.

At the Effective Time, each share of the Company’s common stock (including shares outstanding as a result of the conversion of the Company’s preferred stock, convertible notes and warrants but excluding shares the holders of which perfect rights of appraisal under Delaware law) will be converted into the right to receive such number of shares of NHIC common stock equal to the Exchange Ratio and a number of Earn-Out Shares (as defined below). The Exchange Ratio is defined in the Merger Agreement to be 125,000,000 divided by the number of outstanding shares of the Company’s common stock and options to purchase shares of the Company’s common stock as of immediately prior to the Effective Time, after giving effect to the conversion of the Company’s preferred stock, convertible notes and warrants and as further adjusted pursuant to the Merger Agreement.

At the Effective Time, each outstanding option to purchase shares of the Company’s common stock shall be converted into an option to purchase shares of NHIC common stock equal to the number of shares subject to such option prior to the Effective Time multiplied by the Exchange Ratio, with the per share exercise price equal to the exercise price prior to the Effective Time divided by the Exchange Ratio.

17.     Subsequent Events (continued)

Following the closing of the Merger, former holders of shares of the Company’s common stock (including shares received as a result of the preferred stock conversion, convertible notes conversion and warrants conversion), former holders of Company stock options shall be entitled to receive their pro rata share of up to 15,000,000 additional shares of NHIC common stock (the “Earn-Out Shares”) if, within a five- year period following the signing date of the Merger Agreement, the closing share price of the NHIC common stock equals or exceeds any of three thresholds over any 20 trading days within a 30-day trading period (each, a “Triggering Event”) and, in respect of a former holder of Company stock options, the holder continues to provide services to NHIC or one of its subsidiaries at the time of such Triggering Event.

Subscription Agreements

In connection with the execution of the Merger Agreement, NHIC entered into subscription agreements (collectively, the “PIPE Investment”) with certain parties subscribing for shares of NHIC common stock (the “Subscribers”) pursuant to which the Subscribers have agreed to purchase, and NHIC has agreed to sell to the Subscribers, an aggregate of 30,000,000 shares of NHIC common stock, for a purchase price of $10.00 per share and an aggregate purchase price of $300.0 million. The obligations to consummate the transactions contemplated by the PIPE Investment are conditioned upon, among other things, customary closing conditions and the consummation of the transactions contemplated by the Merger Agreement.